Submission	Aug. 15, 2025
Submission [Line Items]
Central Index Key	0002034266
Registrant Name	Cantor Equity Partners V, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES